PIMCO Funds

Supplement Dated August 29, 2014 to the Asset Allocation Funds—Institutional Class,

Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the "Prospectus"), and the Statement of Additional Information (the "SAI"), each dated July 31, 2014, each as supplemented

Reorganization of PIMCO RealRetirement® 2015 Fund into PIMCO RealRetirement® Income and Distribution Fund

Comparison of Fees and Expenses

The Income and Distribution Fund's annual operating expenses, both total and net (i.e., after fee waivers and/or expense reimbursements) are less than the corresponding expenses for the 2015 Fund on a class by class basis. Each Fund has Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares. Please refer to the tables below for a comparison of the total and net fees of each Fund and an explanation of the fee waiver arrangement, which is identical for each Fund.

PIMCO RealRetirement® 2015 Fund

Annual Fund Operating Expenses

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Total Annual Fund Operating Expenses	1.10%	1.20%	1.35%	1.60%	1.60%	2.35%	1.85%
Fee Waiver and/or Expense Reimbursement[1]	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%	0.70%	0.85%	1.10%	1.10%	1.85%	1.35%

1	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.

PIMCO RealRetirement® Income and Distribution Fund

Annual Fund Operating Expenses

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Total Annual Fund Operating Expenses	1.06%	1.16%	1.31%	1.56%	1.56%	2.31%	1.81%
Fee Waiver and/or Expense Reimbursement[1]	(0.49%)	(0.49%)	(0.49%)	(0.49%)	(0.49%)	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.57%	0.67%	0.82%	1.07%	1.07%	1.82%	1.32%

1	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.